Document and Entity Information	12 Months Ended
Jan. 10, 2012
Document And Entity Information
Entity Registrant Name	Two Rivers Water Company
Entity Central Index Key	0001302946
Document Type	S-1
Document Period End Date	Jan 10, 2012
Amendment Flag	true
Amendment Description

Two Rivers Water Company

Explanatory Note

The purpose of the Form S-1/A to Two Rivers Water Company's Form S1-1/A, filed with the Securities and Exchange Commission on December 16, 2011 (the "Form S-1/A"), is solely to furnish Exhibit 101 to the Form S-1/A in accordance with Rule 405 of Regulation S-T.

No other changes have been made to the Form S-1/A. This Amendment speaks as of the original filing date of theForm S-1/A, does not reflect events that may have occurred subsequent to the original filing date and does not modify or update in any way disclosures made in the original Form S-1/A.

Pursuant to rule 406T of Regulation S-T, the interactive data files on Exhibit 101 hereto are deemed not filed or part of a registration statement or prospectus for purposes of Sections 11 or 12 of the Securities Act of 1933, as amended, are deemed not filed for purposes of Section 18 of the Securities Act of 1934, as amended, and otherwise are not subject to liability under those sections.

Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	2,122,800

Balance Sheets (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets:
Cash and cash equivalents	$ 1,941,000	$ 645,000	$ 616,000
Note Receivable - Aegis/Grizzle (Note 2,3)			295,000
Marketable securities	149,000
Accrued interest receivable	1,000	3,000	4,000
Advances and accounts receivable	69,000	38,000	1,000
Income taxes receivable (Notes 2, 8)			489,000
Farm product (Note 2)	26,000
Deposits	80,000		202,000
Prepaid expenses		13,000	16,000
Assets held for sale			134,000
Total Current Assets	2,266,000	699,000	1,757,000
Property, equipment and software, net	1,206,000	156,000	94,000
Other Assets
Investment in Boston Property all units sold as of Dec 31,2010, net of impairment of $889 on December 31,2009 (Note 2,4)			2,073,000
Debt issuance costs	785,000
Land (Notes 2,4)	2,690,000	1,279,000	991,000
Water rights and infrastructure (Notes 2,4)	27,216,000	24,216,000	2,267,000
Options on real estate and water shares (Notes 2,4)	50,000	100,000	2,586,000
Dam construction (Notes 2,4)	509,000	489,000	163,000
Assets held for sale (Notes 2, 4)		259,000	1,274,000
Total Other Assets	31,250,000	26,343,000	9,354,000
TOTAL ASSETS	34,722,000	27,198,000	11,205,000
Accounts payable	425,000	463,000	281,000
Short term borrowings (Note 5)			950,000
Deposits held			30,000
Current portion of notes payable (Note 3)	24,000
Accrued liabilities	309,000	114,000	5,000
Total Current Liabilities	758,000	577,000	1,266,000
Notes Payable - Long Term (Note 3)	13,361,000	9,128,000	2,175,000
Total Liabilities	14,119,000	9,705,000	3,441,000
Stockholders' Equity:
Common stock, $0.001 par value, 100,000,000 shares authorized, 22,995,114 and 19,782,916 shares issued and outstanding at Sept 30, 2011 and December 31, 2010, respectively	23,000	20,000	9,000
Additional paid-in capital	37,401,000	28,949,000	9,200,000
Accumulated (deficit)	(18,950,000)	(13,587,000)	(4,120,000)
Total Two Rivers Water Company Shareholders' Equity	18,474,000	15,382,000	5,089,000
Noncontrolling interest in subsidiary (Note 2)	2,129,000	2,111,000	2,675,000
Total Stockholders' Equity	20,603,000	17,493	7,764
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY	$ 34,722,000	$ 27,198,000	$ 11,205,000

Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	22,995,114	22,995,114
Common stock, shares outstanding	19,782,916	19,782,916

Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Revenue
Farm Revenue					$ 153,000
Water Revenue					15,000
Member assessments	25,000	34,000	73,000	83,000	25,000
Other Income					3,000	11,000
Total Revenue					196,000	11,000
Direct cost of revenue					285,000
Gross Profit					(89,000)	11,000
Operating Expenses:
General and administrative	1,932,000	800,000	4,769,000	2,475,000	2,653,000	2,055,000
Stock based compensation					4,841	118
Depreciation and amortization	24,000	8,000	73,000	21,000	24,000	7,000
Total operating expenses	1,956,000	808,000	4,842,000	2,496,000	7,518,000	2,180,000
(Loss) from operations	(1,931,000)	(774,000)	(4,769,000)	(2,413,000)	(7,607,000)	(2,169,000)
Other income (expense)
Gain (loss) on sale of investments					40,000	33,000
Interest income					1,000	42,000
Net interest expense	(251,000)	(109,000)	(634,000)	(283,000)	(745,000)	(54,000)
Warrant (expense)					(218,000)
Gain (Loss) from previous non-controlling interest		(273)
Gain (Loss) on extinguishment of notes payable	384,000		196,000
Other income (expense)	(18,000)	(37,000)	(10,000)	(125,000)	13,000
Total other income (expense)	115,000	(419,000)	(448,000)	(408,000)	(909,000)	21,000
Net (Loss) from continuing operations before taxes	(1,816,000)	(1,193,000)	(5,217,000)	(2,821,000)	(8,516,000)	(2,148,000)
Income tax (provision) benefit						314,000
Net (Loss) from continuing operations	(1,816,000)	(1,193,000)	(5,217,000)	(2,821,000)	(8,516,000)	(1,834,000)
Discontinued Operations (Note 10)
Loss from operations of discontinued real estate and mortgage business	(100,000)	(150,000)	(131,000)	(630,000)	(946,000)	(1,427,000)
Income tax (provision) benefit from discontinued operations						161,000
(Loss) on discontinued operations	(100,000)	(150,000)	(131,000)	(630,000)	(946,000)	(1,266,000)
Net (Loss)	(1,916,000)	(1,343,000)	(5,348,000)	(3,451,000)	(9,462,000)	(3,100,000)
Net loss (income) attributable to the noncontrolling interest (Note 2)	7	(9)	(18)		(4)	175
Net (Loss) attributable to Two Rivers Water Company	(1,909,000)	(1,352,000)	(5,366,000)	(3,451,000)	(9,466,000)	(2,925,000)
(Loss) from continuing operations	(80)	(80)	(240)	(190)	(600)	(200)
(Loss) from discontinued operations		$ (10)		$ (50)	$ (70)	$ (130)
Total	$ (0.08)	$ (0.09)	$ (0.24)	$ (0.24)	$ (0.67)	$ (0.33)
Weighted Average Shares Outstanding:
Basic and Dilutive	$ 22,054	$ 15,522	$ 21,832	$ 14,387	$ 14,148	$ 8,959

Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from Operating Activities:
Net (Loss)	$ (5,348,000)	$ (3,451,000)	$ (9,463)	$ (3,100)
Adjustments to reconcile net income or (loss) to net cash used in operating activities:
Depreciation (including discontinued operations)	73,000	49,000	58,000	67,000
Increase in bad debt allowance on note receivables			51,000	23,000
Amortization of debt issuance costs and pre-paids	55,000
Legendary Investment sale and write off		49,000	14,000
Increase in reserves and impairments		463,000	448,000	784,000
Recapture of impairments from REOs sold				(708,000)
Loss from REOs sold (discontinued operations)		44	83	250
(Gain) Loss on sale of investments and assets held	131,000	132,000	45,000	(33,000)
Beneficial Conversion			325,000
Loss on sale of Boston property (discontinued operations)			110,000
(Gain) on extinguishment of notes payables	(196,000)
Stock based compensation and warrant expense	2,103,000	990,000	5,059,000	118,000
Stock for Services	559	-	298
Net change in operating assets and liabilities	54,000	295,000
Changes in operating assets and liabilities:
Decrease (increase) in deposits, prepaid expenses and other assets				(197,000)
Decrease in mortgage loans receivable (See Supplemental Information below)				1,246,000
Decrease (increase) in income tax receivable			489,000	(489,000)
Increase (decrease) in accrued interest and expenses			(36,000)	83,000
Increase in accounts payable			182,000	122,000
Increase (Decrease) in accrued liabilities and other			131,000	(88,000)
Net Cash (Used in) Operating Activities	(2,569,000)	(1,429,000)	(2,205,000)	(1,922,000)
Investments (increased)/decreased:
Boston real estate and other residential real estate		1,925,000	(381,000)	(289,000)
Proceeds from Boston real estate			1,925,000
Marketable securities purchased				(124,357,000)
Proceeds from marketable securities sold				124,533,000
Proceeds from REO properties and other assets sold		498,000	863,000	2,710,000
Proceeds from asset held for sale		176,000	176,000
Proceeds from fixed assets sold		18,000	19,000
Purchase of property, equipment and software	(978,000)	(131,000)	(131,000)	(17,000)
Decrease in note receivable				155,000
Purchase of land, water shares, infrastructure	(1,032,000)	(8,423,000)	(8,012,000)	(2,711,000)
Dam construction	(20,000)	(310,000)	(326,000)	(163,000)
Other assets			3,000	3,000
Net Cash Provided by/(Used in) Investing Activities	(2,030,000)	(6,247,000)	(5,964,000)	(136,000)
Cash Flows from Financing Activities:
Proceeds from issuance of convertible notes	7,332,000
Payment of offering costs	(653,000)
Payment on convertible notes	(38,000)
Payment on Note Payable	(1,254,000)
Payment for settlement of note payable	(105,000)
(Decrease) in short term borrowings		(950,000)
Options and warrants exercised	613,000			10,000
Increase in long term borrowings		6,951,000	6,951,000	2,175,000
Paydown of real estate loans			(950,000)	(441,000)
Retirement of Common Stock		(5,000)	(5,000)	(94,000)
Private placement - net of offering costs		2,204,000	2,202,000	150,000
Net Cash Provided by Financing Activities	5,895,000	8,200,000	8,198,000	1,800,000
Net Increase in Cash & Cash Equivalents	1,296,000	524,000	29,000	(258,000)
Beginning Cash & Cash Equivalents	645,000	616,000	616,000	874,000
Ending Cash & Cash Equivalents	1,941,000	1,140,000	645,000	616,000
Supplemental Disclosure of Cash Flow Information
Non cash settlement on short term mortgages and transfers				3,864
Non cash retirement/disposal of fixed assets				(77)
Non-controlling interest			4,000	2,850,000
Cash paid for interest	353,000	88,000	526,000	107,000
Cash received from income tax refunds		501,000	501,000	75,000
Conversion of note receivable for loan on land		295,000	295,000
Common stock issued for land and water share purchase		500	500
Increase in water shares due to acquisition costs		174
Increase in note receivable from sale of Legendary Investment			9,000
Increase of Additional Paid In Capital due to stock options issued				10,000
Common stock issued in conjunction with extinguishment of notes payable	3,056
Acquisition of Orlando Reservoir for seller financed note payable	187,000
Stock issued for partial payment for the purchase of Orlando Reservoir Number Two, LLC	1,557
Stock issued for non-controlling interest in HCIC			11,379
Recovery of BPZ shares				143
Equipment purchases financed	146,000
Fair value of warrants issued with Series B offering	1,675,000
Warrants for debt issuance costs	174,000
Related party note receivable exchanged for property				$ 160,000

Shareholders Equity (USD $)	Voting Common Stock Shares	Voting Common Stock Amount	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest	Accumulated Deficit	Total
Beginning Balance, amount at Dec. 31, 2008		$ 9	$ 8,873			$ (1,195)	$ 7,687
Beginning Balance, shares at Dec. 31, 2008	9,019
Net loss					(175)	(2,925)	(3,100)
Stock-based compensation expense			118				118
Retirement of Stock - open market purchases	(155)		(94)				(94)
Stock purchased through private placement	150		150				150
Options exercised	200		10				10
Recovered BPZ stock			143				143
Non-controlling interest in a subsidiary					2,850		2,850
Warrant extension expense
Stock issued in exchange for land and water shares and contract labor
Direct cost of private placement
Stock issued in merger with TRB
Beneficial conversion
Ending Balance, amount at Dec. 31, 2009		9	9,200		2,675	(4,120)	7,764
Ending Balance, shares at Dec. 31, 2009	9,214
Net loss					4	(9,467)	(9,463)
Stock-based compensation expense			4,841				4,841
Retirement of Stock - open market purchases
Stock purchased through private placement	2,400	3	2,398				2,401
Options exercised	(55)		(6)				(6)
Recovered BPZ stock
Non-controlling interest in a subsidiary
Warrant extension expense			218				218
Stock issued in exchange for land and water shares and contract labor	723		798				799
Direct cost of private placement			(196)				(196)
Stock issued in merger with TRB	7,500	7	11,371		(568)		10,810
Beneficial conversion			325				325
Ending Balance, amount at Dec. 31, 2010		$ 20	$ 28,949		$ 2,111	$ (13,587)	$ 17,493
Ending Balance, shares at Dec. 31, 2010	19,782